Restructuring Charges- by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Streamlining Actions
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)	$ 184
Streamlining Actions | Investment Management
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	23	23
Streamlining Actions | Investment Services
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	83	83
Streamlining Actions | Other
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	78	78
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)		(7)	45	(2)
Restructuring and Related Cost, Cost Incurred to Date	143	143
Operational Efficiency Initiatives 2011 | Investment Management
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)		(1)	4	31
Restructuring and Related Cost, Cost Incurred to Date	51	51
Operational Efficiency Initiatives 2011 | Investment Services
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)		(1)	25	19
Restructuring and Related Cost, Cost Incurred to Date	84	84
Operational Efficiency Initiatives 2011 | Other
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)		(5)	16	(52)
Restructuring and Related Cost, Cost Incurred to Date	$ 8	$ 8